Vanguard US Multifactor ETF Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard US Multifactor ETF - ETF Shares	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.18%